Cover	Apr. 10, 2025
Cover [Abstract]
Entity Registrant Name	Token Communities Ltd.
Entity Central Index Key	0001683252
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 10, 2025
Entity File Number	000-55489
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3709511
Entity Address Address Line 1	850 Tidewater Shores Loop
Entity Address Address Line 2	Suite 402
Entity Address City Or Town	Bradenton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34208
City Area Code	631
Local Phone Number	397-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false